Summary of Significant Accounting Policies - Summary of Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
The Company [Member] | ASE [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors
Establishment and Operating Location	R.O.C.
Percentage of Ownership (%)	100.00%	100.00%
The Company [Member] | USIINC [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	R.O.C.
Percentage of Ownership (%)	100.00%	100.00%
The Company [Member] | SPIL [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the assembly, testing and turnkey services of integrated circuit
Establishment and Operating Location	R.O.C.
Percentage of Ownership (%)	100.00%	100.00%
ASE [Member] | ASE Holding Limited [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	Bermuda
Percentage of Ownership (%)	100.00%	100.00%
ASE [Member] | J & R Holding Limited ("J&R Holding") [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	Bermuda
Percentage of Ownership (%)	100.00%	100.00%
ASE [Member] | Innosource Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	British Virgin Islands
Percentage of Ownership (%)	100.00%	100.00%
ASE [Member] | Omniquest Industrial Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	British Virgin Islands
Percentage of Ownership (%)	71.00%	71.00%
ASE [Member] | ASE Marketing & Service Japan Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in marketing and sales services
Establishment and Operating Location	Japan
Percentage of Ownership (%)	100.00%	100.00%
ASE [Member] | ASE Test, Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the testing of semiconductors
Establishment and Operating Location	R.O.C.
Percentage of Ownership (%)	100.00%	100.00%
ASE [Member] | Luchu Development Corporation [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the development of real estate properties
Establishment and Operating Location	R.O.C.
Percentage of Ownership (%)	67.10%	67.10%
ASE [Member] | Advanced Microelectronic Products Inc. ("AMPI") [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the manufacturing of integrated circuit
Establishment and Operating Location	R.O.C.
Percentage of Ownership (%)	7.60%	7.60%
ASE Test Inc [Member] | Luchu Development Corporation [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the development of real estate properties
Establishment and Operating Location	R.O.C.
Percentage of Ownership (%)	19.00%	19.00%
ASE Test Inc [Member] | TLJ Intertech Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in information software services
Establishment and Operating Location	R.O.C.
Percentage of Ownership (%)	60.00%	60.00%
ASE Test Inc [Member] | MingFeng Information Service Corp., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	In the process of liquidation (Liquidation completed in February 2022)
Establishment and Operating Location	R.O.C.
Percentage of Ownership (%)	100.00%	100.00%
ASE Test Inc [Member] | Advanced Microelectronic Products Inc. ("AMPI") [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the manufacturing of integrated circuit
Establishment and Operating Location	R.O.C.
Percentage of Ownership (%)	43.40%	43.40%
ASE Test Inc [Member] | Alto Enterprises Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	British Virgin Islands
Percentage of Ownership (%)	100.00%	100.00%
ASE Test Inc [Member] | Super Zone Holdings Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	Hong Kong
Percentage of Ownership (%)	100.00%	100.00%
ASE Holding Limited [Member] | ASE Test Limited ("ASE Test") [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	Singapore
Percentage of Ownership (%)	10.20%	10.20%
ASE Holding Limited [Member] | ASE Investment (Labuan) Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	Malaysia
Percentage of Ownership (%)	70.10%	70.10%
ASE Holding Limited [Member] | ASE Technology Partners, Limited [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company and was established in August 2021
Establishment and Operating Location	British Cayman Islands
Percentage of Ownership (%)	100.00%	0.00%
ASE Holding Limited [Member] | Integrated Solutions Enterprise Europe ("ITGEU")
Disclosure of subsidiaries [Line Items]
Main Business	Trading company, and was acquired in October 2021 (Note 29)
Establishment and Operating Location	Belgium
Percentage of Ownership (%)	100.00%	0.00%
J&R Holding Limited [Member] | Omniquest Industrial Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	British Virgin Islands
Percentage of Ownership (%)	8.40%	8.40%
J&R Holding Limited [Member] | ASE Test Limited ("ASE Test") [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	Singapore
Percentage of Ownership (%)	89.80%	89.80%
J&R Holding Limited [Member] | J&R Industrial Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in leasing equipment and investing activity
Establishment and Operating Location	R.O.C.
Percentage of Ownership (%)	100.00%	100.00%
J&R Holding Limited [Member] | ASE Japan Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors
Establishment and Operating Location	Japan
Percentage of Ownership (%)	100.00%	100.00%
J&R Holding Limited [Member] | ASE (U.S.) Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	After-sales service and sales support
Establishment and Operating Location	U.S.A.
Percentage of Ownership (%)	100.00%	100.00%
J&R Holding Limited [Member] | Global Advanced Packaging Technology Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	British Cayman Islands
Percentage of Ownership (%)	100.00%	100.00%
J&R Holding Limited [Member] | Suzhou ASEN Semiconductors Co., Ltd. ("ASEN") [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors (organizational adjustment through exchanged shares to Global Advanced Packaging Test (Hong Kong) Limited in September 2021)
Establishment and Operating Location	Suzhou, China
Percentage of Ownership (%)	0.00%	100.00%
J&R Holding Limited [Member] | Anstock Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Liquidated in June 2021
Establishment and Operating Location	British Cayman Islands
Percentage of Ownership (%)	0.00%	100.00%
J&R Holding Limited [Member] | Anstock II Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Liquidated in June 2021
Establishment and Operating Location	British Cayman Islands
Percentage of Ownership (%)	0.00%	100.00%
Innosource Limited Investor [Member] | Omniquest Industrial Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	British Virgin Islands
Percentage of Ownership (%)	20.60%	20.60%
Innosource Limited Investor [Member] | ASE (Shanghai) Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the production of substrates
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	8.50%	8.50%
Omniquest Industrial Limited [Member] | ASE Corporation [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	British Cayman Islands
Percentage of Ownership (%)	100.00%	100.00%
Alto Enterprises Limited [Member] | ASE (Kunshan) Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors
Establishment and Operating Location	Kun Shan, China
Percentage of Ownership (%)		22.90%
Alto Enterprises Limited [Member] | ASE Investment (Kun Shan) Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	Kun Shan, China
Percentage of Ownership (%)	85.90%	85.90%
Super Zone Holdings Limited [Member] | Advanced Semiconductor Engineering (China) Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors, after-sale services, advisory and lease of factory
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	100.00%	100.00%
ASE Investment Labuan Inc [Member] | ASE (Korea) Inc. ("ASE Korea") [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors
Establishment and Operating Location	Korea
Percentage of Ownership (%)	100.00%	100.00%
ASE Korea [Member] | ASE (Weihai) Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors (disposed to J&R Holding and organizational adjustment through exchanged shares from J&R Holding to GAPT (Hong Kong) Limited in October 2021)
Establishment and Operating Location	Shandong, China
Percentage of Ownership (%)	0.00%	100.00%
ASE Test [Member] | ASE Test Holdings, Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	British Cayman Islands
Percentage of Ownership (%)	100.00%	100.00%
ASE Test [Member] | ASE Holdings (Singapore) Pte. Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	Singapore
Percentage of Ownership (%)	100.00%	100.00%
ASE Test [Member] | ASE Singapore Pte. Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors
Establishment and Operating Location	Singapore
Percentage of Ownership (%)	100.00%	100.00%
ASE Test [Member] | ASE Investment (Labuan) Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	Malaysia
Percentage of Ownership (%)	29.90%	29.90%
ASE Test Holdings Ltd [Member] | ISE Labs, Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the testing of semiconductors
Establishment and Operating Location	U.S.A.
Percentage of Ownership (%)	100.00%	100.00%
ISE Labs Inc [Member] | ISE Services Inc [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in wafer procurement and customer product management services
Establishment and Operating Location	U.S.A.
Percentage of Ownership (%)	100.00%	100.00%
ASE Holdings (Singapore) Pte Ltd [Member] | ASE Electronics (M) Sdn. Bhd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors
Establishment and Operating Location	Malaysia
Percentage of Ownership (%)	100.00%	100.00%
Global Advanced Packaging Technology Limited [Member] | ASE Assembly & Test (Shanghai) Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors and leasing of properties
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	100.00%	100.00%
Global Advanced Packaging Technology Limited [Member] | ASE Advanced Semiconductor (Shanghai) Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors (disposed to ASEN in November 2021)
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	0.00%	100.00%
Global Advanced Packaging Technology Limited [Member] | GAPT Holding Limited [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company and was established in August 2021
Establishment and Operating Location	British Virgin Islands
Percentage of Ownership (%)		0.00%
ASE Assembly & Test (Shanghai) Limited [member] | ASE Investment (Kun Shan) Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	Kun Shan, China
Percentage of Ownership (%)	14.10%	14.10%
ASE Assembly & Test (Shanghai) Limited [member] | ISE Labs, China, Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the testing of semiconductor
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	100.00%	100.00%
ASE Assembly & Test (Shanghai) Limited [member] | Wuxi Tongzhi Microelectronics Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors
Establishment and Operating Location	Wuxi, China
Percentage of Ownership (%)	100.00%	100.00%
ASE Assembly & Test (Shanghai) Limited [member] | Shanghai Ding Hui Real Estate Development Co., Ltd. (DH) [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the development, construction and sale of real estate properties
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	60.00%	60.00%
DH [Member] | Shanghai Ding Qi Property Management Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the management of real estate properties
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	100.00%	100.00%
DH [Member] | Shanghai Ding Wei Real Estate Development Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the development, construction and leasing of real estate properties
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	100.00%	100.00%
DH [Member] | Shanghai Ding Yu Real Estate Development Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the development, construction and leasing of real estate properties
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	100.00%	100.00%
DH [Member] | Kun Shan Ding Hong Real Estate Development Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the development, construction and leasing of real estate properties
Establishment and Operating Location	Kun Shan, China
Percentage of Ownership (%)	100.00%	100.00%
DH [Member] | Shanghai Ding Xu Property Management Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the management of real estate properties
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	100.00%	100.00%
DH [Member] | Shanghai Dingyao Estate Development Co Ltd [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the management of real estate properties
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	100.00%	100.00%
DH [Member] | Shanghai Ding Fan Business Management Co Ltd [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the management of real estate properties (acquired from DW in November 2020)
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	100.00%	100.00%
ASE Investment Kun Shan Limited [Member] | ASE (Kunshan) Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors
Establishment and Operating Location	Kun Shan, China
Percentage of Ownership (%)		49.30%
ASE Corporation [Member] | ASE Mauritius Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	Mauritius
Percentage of Ownership (%)	100.00%	100.00%
ASE Corporation [Member] | ASE Labuan Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	Malaysia
Percentage of Ownership (%)	100.00%	100.00%
ASE Mauritius Inc [Member] | ASE (Kunshan) Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors
Establishment and Operating Location	Kun Shan, China
Percentage of Ownership (%)		27.80%
ASE Mauritius Inc [Member] | ASE (Shanghai) Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the production of substrates
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	91.50%	91.50%
ASE Labuan Inc [Member] | ASE Electronics Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the production of substrates
Establishment and Operating Location	R.O.C.
Percentage of Ownership (%)	100.00%	100.00%
ASE (Shanghai) Inc. [Member] | Shanghai Ding Hui Real Estate Development Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the development, construction and sale of real estate properties
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	40.00%	40.00%
ASE (Shanghai) Inc. [Member] | Advanced Semiconductor Engineering (HK) Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the trading of substrates
Establishment and Operating Location	Hong Kong
Percentage of Ownership (%)	100.00%	100.00%
ASE (Shanghai) Inc. [Member] | Universal Scientific Industrial (Shanghai) Co., Ltd. ("USISH") [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the designing, manufacturing and sales of electronic components
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	0.80%	0.80%
USIINC [Member] | Huntington Holdings International Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	British Virgin Islands
Percentage of Ownership (%)	100.00%	100.00%
Huntington Holdings International Co Ltd [Member] | Unitech Holdings International Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	British Virgin Islands
Percentage of Ownership (%)	100.00%	100.00%
Huntington Holdings International Co Ltd [Member] | Real Tech Holdings Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	British Virgin Islands
Percentage of Ownership (%)	100.00%	100.00%
Huntington Holdings International Co Ltd [Member] | Universal ABIT Holding Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	In the process of liquidation
Establishment and Operating Location	British Cayman Islands
Percentage of Ownership (%)	100.00%	100.00%
Real Tech Holdings Limited [Member] | USI Enterprise Limited ("USIE") [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the service of investment advisory and warehousing management
Establishment and Operating Location	Hong Kong
Percentage of Ownership (%)	100.00%	95.90%
USIE [Member] | USISH [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the designing, manufacturing and sales of electronic components
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	77.10%	76.60%
USISH [Member] | Universal Global Technology Co., Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	Hong Kong
Percentage of Ownership (%)	100.00%	100.00%
USISH [Member] | Universal Global Technology (Kunshan) Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the designing and manufacturing of electronic components
Establishment and Operating Location	Kun Shan, China
Percentage of Ownership (%)	100.00%	100.00%
USISH [Member] | Universal Global Technology (Shanghai) Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the processing and sales of computer and communication peripherals as well as business in import and export of goods and technology
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	100.00%	100.00%
USISH [Member] | USI Electronics (Shenzhen) Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design, manufacturing and sales of motherboards and computer peripherals
Establishment and Operating Location	Shenzhen, China
Percentage of Ownership (%)	50.00%	50.00%
USISH [Member] | Universal Global Technology (Huizhou) Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the research and manufacturing of new electronic applications, communications, computers and other electronics products and also provided auxiliary technical services as well as import and export services
Establishment and Operating Location	Huizhou, China
Percentage of Ownership (%)	100.00%	100.00%
USISH [Member] | Universal Global Electronics (Shanghai) Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the sales of electronic components and telecommunications equipment
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	100.00%	100.00%
USISH [Member] | FINANCIERE AFG（FAFG ) [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	France
Percentage of Ownership (%)	10.40%	10.40%
Universal Global Technology Co Limited [Member] | USI America Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the manufacturing and processing of motherboards and wireless network communication and provision of related technical service
Establishment and Operating Location	U.S.A.
Percentage of Ownership (%)	100.00%	100.00%
Universal Global Technology Co Limited [Member] | Universal Global Industrial Co., Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in manufacturing, trading and investing activity
Establishment and Operating Location	Hong Kong
Percentage of Ownership (%)	100.00%	100.00%
Universal Global Technology Co Limited [Member] | Universal Scientific Industrial De Mexico S.A. De C.V. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the assembling of motherboards and computer components
Establishment and Operating Location	Mexico
Percentage of Ownership (%)	100.00%	100.00%
Universal Global Technology Co Limited [Member] | USI Japan Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the manufacturing and sales of computer peripherals, integrated chip and other related accessories
Establishment and Operating Location	Japan
Percentage of Ownership (%)	100.00%	100.00%
Universal Global Technology Co Limited [Member] | USI Electronics (Shenzhen) Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design, manufacturing and sales of motherboards and computer peripherals
Establishment and Operating Location	Shenzhen, China
Percentage of Ownership (%)	50.00%	50.00%
Universal Global Technology Co Limited [Member] | Universal Global Electronics Co., Ltd [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in accepting and outsourcing orders as well as sales of electronic components and service of technical advisory
Establishment and Operating Location	Hong Kong
Percentage of Ownership (%)	100.00%	100.00%
Universal Global Technology Co Limited [Member] | Universal Scientific Industrial (France) ("USIFR") [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in investing activities
Establishment and Operating Location	France
Percentage of Ownership (%)	100.00%	100.00%
Universal Global Technology Co Limited [Member] | UNIVERSAL SCIENTIFIC INDUSTRIAL (VIETNAM) CO., LTD [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in IC assembly for wearable devices and was established in July 2020.
Establishment and Operating Location	Vietnam
Percentage of Ownership (%)	100.00%	100.00%
UGTW [Member] | Universal Scientific Industrial Co., Ltd. ("USI") [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the manufacturing, processing and sales of computers, computer peripherals and related accessories
Establishment and Operating Location	R.O.C.
Percentage of Ownership (%)	100.00%	100.00%
Universal Global Electronics Co., Ltd. [Member] | Universal Scientific Industrial Poland Sp. z o.o. ("USIPL") [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components and new electronic applications.
Establishment and Operating Location	Poland
Percentage of Ownership (%)	100.00%	100.00%
Universal Global Electronics Co., Ltd. [Member] | USI Science and Technology (Shenzhen) Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design of electronic components, service of technical advisory; wholesale of electronic components and communication peripherals as well as business in import and export of goods and management of properties. Established in November 2020.
Establishment and Operating Location	Shenzhen, China
Percentage of Ownership (%)	100.00%	100.00%
Universal Scientific Industrial (France) [member] | FAFG [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	France
Percentage of Ownership (%)	89.60%	89.60%
Universal Scientific Industrial (France) [member] | ASTEELFLASH GROUP [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company (disposed to FAFG in October 2021)
Establishment and Operating Location	France
Percentage of Ownership (%)	0.00%
FAFG [member] | ASTEELFLASH GROUP [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company (acquired 1 share from Universal Scientific Industrial (France) in October 2021)
Establishment and Operating Location	France
Percentage of Ownership (%)	100.00%	100.00%
FAFG [member] | MANUFACTURING POWER TUNISIA [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Tunisia
Percentage of Ownership (%)	0.10%	0.10%
FAFG [member] | ASTEELFLASH MEXICO S.A. de C.V. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Mexico
Percentage of Ownership (%)	0.10%	0.10%
ASTEELFLASH GROUP [member] | MANUFACTURING POWER TUNISIA [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Tunisia
Percentage of Ownership (%)	99.90%	99.90%
ASTEELFLASH GROUP [member] | ASTEELFLASH MEXICO S.A. de C.V. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Mexico
Percentage of Ownership (%)	99.90%	99.90%
ASTEELFLASH GROUP [member] | ASTEELFLASH (BEDFORD) LIMITED [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	United Kingdom
Percentage of Ownership (%)	100.00%	100.00%
ASTEELFLASH GROUP [member] | ASTEELFLASH FRANCE [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	France
Percentage of Ownership (%)	99.90%	99.90%
ASTEELFLASH GROUP [member] | ASTEELFLASH TUNISIE S.A. [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Tunisia
Percentage of Ownership (%)	100.00%	100.00%
ASTEELFLASH GROUP [member] | ASTEELFLASH HONG KONG LIMITED [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	Hong Kong
Percentage of Ownership (%)	100.00%	100.00%
ASTEELFLASH GROUP [member] | ASTEELFLASH GERMANY GmbH [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Germany
Percentage of Ownership (%)	100.00%	100.00%
ASTEELFLASH GROUP [member] | ASTEELFLASH US HOLDING CORP [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	U.S.A.
Percentage of Ownership (%)	100.00%	100.00%
ASTEELFLASH GROUP [member] | ASTEEL ELECTRONIQUE FOUCHANA [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components (disposed to ASTEELFLASH TUNISIE S.A. in June 2021)
Establishment and Operating Location	Tunisia
Percentage of Ownership (%)	0.00%
ASTEELFLASH GROUP [member] | AFERH TUNISIE [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the management, training and consulting of human resources
Establishment and Operating Location	Tunisia
Percentage of Ownership (%)	0.50%	0.50%
ASTEELFLASH GROUP [member] | ASTEEL ELECTRONICS MANUFACTURING SERVICES [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Tunisia
Percentage of Ownership (%)	0.10%	0.10%
ASTEELFLASH GROUP [member] | ASTEELFLASH PLZEN S.R.O. [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components (acquired from ASTEELFLASH GERMANY GmbH in April 2021)
Establishment and Operating Location	Czech Republic
Percentage of Ownership (%)	100.00%
ASTEELFLASH (BEDFORD) LIMITED [Member] | ASTEELFLASH TUNISIE S.A. [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Tunisia
ASTEELFLASH TECHNOLOGIE [Member] | ASTEELFLASH FRANCE [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	France
ASTEELFLASH FRANCE [Member] | ASTEELFLASH TUNISIE S.A. [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Tunisia
ASTEELFLASH FRANCE [Member] | ASTEEL ELECTRONIQUE FOUCHANA [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components (disposed to ASTEELFLASH TUNISIE S.A. in June 2021)
Establishment and Operating Location	Tunisia
Percentage of Ownership (%)	0.00%	94.20%
ASTEELFLASH FRANCE [Member] | ASTEEL ELECTRONICS MANUFACTURING SERVICES [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Tunisia
Percentage of Ownership (%)	99.90%	99.90%
ASTEELFLASH FRANCE [Member] | SCI CHASSET [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the management and operation of real estate properties and holding the ownership of real estate properties (Liquidated in July 2021)
Establishment and Operating Location	France
Percentage of Ownership (%)	0.00%	100.00%
ASTEELFLASH FRANCE [Member] | AFERH [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the management, training and consulting of human resources (Liquidated in July 2021)
Establishment and Operating Location	France
Percentage of Ownership (%)	0.00%	100.00%
ASTEELFLASH FRANCE [Member] | ASTEELFLASH TECHNOLOGIE [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in projection of plastic and the design and manufacturing of industrial components
Establishment and Operating Location	France
Percentage of Ownership (%)	100.00%	100.00%
ASTEELFLASH FRANCE [Member] | ASTEELFLASH BRETAGNE [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	France
Percentage of Ownership (%)	100.00%	100.00%
ASTEELFLASH TUNISIE S.A. [member] | ASTEEL ELECTRONIQUE TUNISIE [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components (merged by ASTEELFLASH TUNISIE S.A.in December 2021)
Establishment and Operating Location	Tunisia
Percentage of Ownership (%)	0.00%	100.00%
ASTEELFLASH TUNISIE S.A. [member] | ASTEEL ELECTRONIQUE FOUCHANA [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components (acquired from ASTEELFLASH GROUP, ASTEELFLASH FRANCE, Asteelflash Suzhou Co., Ltd. and ASTEELFLASH USA CORP.in June 2021 and merged by ASTEELFLASH TUNISIE S.A. in December 2021)
Establishment and Operating Location	Tunisia
AFERH [Member] | AFERH TUNISIE [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the management, training and consulting of organization and human resources
Establishment and Operating Location	Tunisia
Percentage of Ownership (%)	99.50%	99.50%
ASTEELFLASH HONG KONG LIMITED [Member] | Asteelflash Suzhou Co., Ltd.
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Suzhou, China
Percentage of Ownership (%)	100.00%	100.00%
Asteelflash Suzhou Co., Ltd. [member] | ASTEELFLASH TUNISIE S.A. [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Tunisia
Asteelflash Suzhou Co., Ltd. [member] | ASTEEL ELECTRONIQUE FOUCHANA [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components (disposed to ASTEELFLASH TUNISIE S.A. in June 2021)
Establishment and Operating Location	Tunisia
Percentage of Ownership (%)	0.00%
ASTEELFLASH GERMANY GmbH [member] | ASTEELFLASH TUNISIE S.A. [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Tunisia
ASTEELFLASH GERMANY GmbH [member] | ASTEELFLASH HERSFELD GmbH [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Germany
Percentage of Ownership (%)	100.00%	100.00%
ASTEELFLASH GERMANY GmbH [member] | ASTEELFLASH EBERBACH GmbH [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Germany
Percentage of Ownership (%)	100.00%	100.00%
ASTEELFLASH GERMANY GmbH [member] | ASTEELFLASH BONN GmbH [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Germany
Percentage of Ownership (%)	100.00%	100.00%
ASTEELFLASH GERMANY GmbH [member] | ASTEELFLASH SCHWANDORF GmbH [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Germany
Percentage of Ownership (%)	100.00%	100.00%
ASTEELFLASH GERMANY GmbH [member] | ASTEELFLASH PLZEN S.R.O. [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components (disposed to ASTEELFLASH GROUP in April 2021)
Establishment and Operating Location	Czech Republic
Percentage of Ownership (%)	0.00%	100.00%
ASTEELFLASH GERMANY GmbH [member] | ASTEELFLASH DESIGN SOLUTIONS HAMBOURG GmbH [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Germany
Percentage of Ownership (%)	100.00%	100.00%
ASTEELFLASH GERMANY GmbH [member] | EN ELECTRONICNETWORK SRL [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Romania
Percentage of Ownership (%)	100.00%	100.00%
ASTEELFLASH MEXICO S.A. de C.V. [member] | ASTEELFLASH TUNISIE S.A. [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Tunisia
ASTEELFLASH US HOLDING CORP. [member] | ASTEELFLASH USA CORP [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	U.S.A.
Percentage of Ownership (%)	100.00%	100.00%
ASTEELFLASH USA CORP. [member] | ASTEELFLASH TUNISIE S.A. [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Tunisia
ASTEELFLASH USA CORP. [member] | ASTEEL ELECTRONIQUE FOUCHANA [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components (disposed to ASTEELFLASH TUNISIE S.A. in June 2021)
Establishment and Operating Location	Tunisia
Percentage of Ownership (%)	0.00%
SPIL [Member] | SPIL (B.V.I.) Holding Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in investing activities
Establishment and Operating Location	British Virgin Islands
Percentage of Ownership (%)	100.00%	100.00%
SPIL [Member] | Siliconware Investment Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in investing activities
Establishment and Operating Location	R.O.C.
Percentage of Ownership (%)	100.00%	100.00%
SPIL (B.V.I.) Holding Limited [Member] | Siliconware USA, Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in marketing activities
Establishment and Operating Location	U.S.A.
Percentage of Ownership (%)	100.00%	100.00%
SPIL (B.V.I.) Holding Limited [Member] | SPIL (Cayman) Holding Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in investing activities
Establishment and Operating Location	British Cayman Islands
Percentage of Ownership (%)	100.00%	100.00%
SPIL (Cayman) Holding Limited [Member] | Siliconware Technology (Suzhou) Limited ("SZ") [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors
Establishment and Operating Location	Suzhou, China
Percentage of Ownership (%)	100.00%	100.00%
ASE Technology Partners, Limited [Member] | ASE Technology Acquisition Corporation [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company and was established in August 2021
Establishment and Operating Location	British Cayman Islands
Percentage of Ownership (%)	100.00%	0.00%
GAPT Holding Limited [Member] | Global Advanced Packaging Test (Hongkong) Limited [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the trading of substrates and was established in August 2021
Establishment and Operating Location	Hong Kong
Percentage of Ownership (%)		0.00%
Global Advanced Packaging Test (Hongkong) Limited [Member] | ASE (Weihai) Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors (acquired from J&R Holding in October 2021 through share exchange under restructure)
Establishment and Operating Location	Shandong, China
Percentage of Ownership (%)	0.00%
Global Advanced Packaging Test (Hongkong) Limited [Member] | Suzhou ASEN Semiconductors Co., Ltd. ("ASEN") [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors (acquired from J&R Holding in September 2021 through share exchange under restructure)
Establishment and Operating Location	Suzhou, China
Percentage of Ownership (%)	0.00%
ASEN [Member] | ASE Advanced Semiconductor (Shanghai) Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors (acquired from Global Advanced Packaging Technology Limited in November 2021)
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)		0.00%
Universal Global Technology Co., Limited [Member] | Universal Global Scientific Industrial Co., Ltd. ("UGTW") [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the manufacturing of components of telecommunication and cars and provision of related R&D services
Establishment and Operating Location	R.O.C.
Percentage of Ownership (%)	100.00%	100.00%
Universal Global Industrial Co., Limited [Member] | Universal Scientific Industrial De Mexico S.A. De C.V. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the assembling of motherboards and computer components
Establishment and Operating Location	Mexico